SHORT-TERM BANK DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deposit Amount - 18 [Member]
Short-term Debt [Line Items]
Deposits	$ 18
Maturity date	Jan. 27, 2013
Annual interest	1.73%
Deposit Amount - 120 [Member]
Short-term Debt [Line Items]
Deposits	112	112
Maturity date	Dec. 02, 2013	Dec. 05, 2012
Annual interest	0.20%	0.60%
Deposit Amount - 130 [Member]
Short-term Debt [Line Items]
Deposits	$ 130